Label	Element	Value
Stone Ridge Diversified Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Stone Ridge Diversified Alternatives Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Stone Ridge Diversified Alternatives Fund’s (the “Fund”) investment objective is to seek total return. There can be no assurance that the Fund will achieve its investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
A change in the securities held by the Fund is known as “portfolio turnover.” A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities. For the fiscal year ended October 31, 2022, the Fund’s portfolio turnover rate was 24.56%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.56%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated and are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Stone Ridge Diversified Alternatives Fund seeks to generate total returns from diverse investment strategies that we believe have the potential for attractive returns and are diversifying from stocks and bonds. These strategies include Reinsurance, Market Risk Transfer, Style Premium Investing, Alternative Lending, Single Family Real Estate and Bitcoin, which can generally be described as follows:
1.	Reinsurance seeks to generate returns by investing in insurance-linked securities that provide counterparties protection against catastrophic events, such as hurricanes or other natural disasters.
2.	Market Risk Transfer seeks to generate returns by selling call and put options that provide counterparties with protection against changes in the market prices of various assets, such as oil or wheat.
3.
Style Premium Investing seeks to generate returns by investing in assets with certain well-known risk characteristics, such as value, momentum, and carry, that have historically been rewarded with higher returns. This strategy will generally hold both long and short positions to gain exposure to the desired risk characteristics while reducing correlation to traditional investments.

4.
Alternative Lending seeks to generate returns by buying and selling consumer, student and small-business loans originated through or sourced by non‑traditional lending marketplaces, lenders or intermediaries (collectively, “alternative lending platforms”).

5.	Single Family Real Estate seeks to generate returns by investing in securities related to single family rental homes, including debt instruments secured by such homes.
6.
Bitcoin seeks to generate returns by selling put options on bitcoin futures contracts and exchange-traded funds (“ETFs”) that invest in bitcoin futures contracts (such ETFs, “bitcoin futures ETFs”), as well as by investing in other pooled investment vehicles, such as bitcoin futures ETFs or other registered or private funds, that themselves invest in bitcoin or bitcoin futures contracts.

The strategies above have historically been both diversified and diversifying. They have been diversified from each other, in that each has generated returns based on different asset classes and economic factors. They have been diversifying in that they offer a different source of return than more traditional stocks and bonds, which are ubiquitous in portfolios. As such, the Fund offers a potentially valuable return stream that can be complementary to investors’ traditional stock and bond portfolios.
Each of the strategies above is known as a risk premium strategy — a type of strategy that seeks to earn returns by being compensated for bearing risk. The Adviser believes that consistent exposure to diversifying risk premium strategies — not stock picking or market timing — is the most reliable way to build wealth in the long run. To this end, the Fund provides exposure to a number of historically diversifying risk strategies. The Adviser seeks to identify strategies that have the potential to provide attractive returns from sources other than traditional stocks and bonds. The Adviser has discretion to allocate the Fund’s assets to or away from each individual strategy, including by reducing the Fund’s allocation to one or more strategies to zero, based on market conditions, availability of investments, liquidity needs and any other factors that the Adviser considers relevant. As a result, the Fund’s allocations to each of the strategies will not be equal in size and will vary, potentially significantly, over time.
The Fund’s investment in each of the alternative lending and single family real estate strategies will be limited to 0‑20% of the Fund’s net assets individually and to 0‑25% of the Fund’s net assets in the aggregate, subject to applicable limits on illiquid investments described below. The Fund’s investment in each of the reinsurance, market risk transfer and style premium strategies will range from 0‑75% individually and from 50‑100% in the aggregate of the Fund’s net assets, and the Fund’s investment in the bitcoin strategy will range from 0‑10% of the Fund’s net assets at the time of sale or purchase, as applicable. Although the Fund generally measures its investment in options sold as of a given day as the amount of margin actually posted by the Fund with respect to such options, in the case of put options on bitcoin futures contracts or bitcoin futures ETFs, the Fund will not sell such instruments if, at the time of sale, the maximum possible margin that the Fund could be required to post with respect to such options (i.e., the notional value of such options based on their strike price) would exceed 10% of the Fund’s net assets. In addition, the Fund measures its investment in the bitcoin strategy as the sum of the notional value of any such outstanding options based on their strike price plus the percentage of the Fund’s net assets invested in any pooled investment vehicles that invest in bitcoin or bitcoin futures contracts. This means that the Fund will not make any further investments in such pooled investment vehicles if, at the time of purchase, the Fund’s investment in the bitcoin strategy would exceed 10% of the Fund’s net assets. However, because the Fund does not generally intend to close out options positions or sell or otherwise dispose of investments in pooled investment vehicles as a result of market movements, the Fund may at times have more than 10% of its net assets in the bitcoin strategy.
When used in this prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, the Fund may invest indirectly by investing in derivatives. The Fund may also, in the case of its market risk transfer, style premium and bitcoin strategies, invest through an investment in one or more wholly-owned and controlled subsidiaries organized in a non‑U.S. jurisdiction (the “Subsidiaries”) and advised by the Adviser, and/or, in the case of its reinsurance and bitcoin strategies, through investments in pooled investment vehicles. The Adviser has discretion to allocate the Fund’s assets to or away from the Subsidiaries, including by reducing the Subsidiaries’ allocation to one or more strategies to zero, based on market conditions, availability of investments, liquidity needs and any other factors that the Adviser considers relevant. As a result, the Fund’s allocations to investment strategies through its Subsidiaries will not be equal in size and will vary, potentially significantly, over time.
Strategy Summaries
1.	Reinsurance
Reinsurance can generally be described as “insurance for insurance companies.” Reinsurers indirectly protect homeowners and businesses against catastrophe risks, such as natural disasters and accidents, by providing insurance to the insurance companies that directly offer protection against these types of risks. In exchange, reinsurers charge premiums in excess of their expected cost for the insurance provided; this means that they believe the premiums they charge are over and above the claims they expect to pay out over time. The Fund seeks returns by investing primarily in instruments known as “event-linked bonds” or “catastrophe bonds,” which are debt securities, typically with a variable interest rate, for which the return of principal and payment of interest are contingent on the non‑occurrence of a specified trigger event or events, including hurricanes, earthquakes and weather-related phenomena, pandemics, epidemics, non‑natural catastrophes (such as plane crashes) and other events resulting in a specified level of physical or economic loss (such as mortality or longevity). If the catastrophic events do not occur or are less severe than the specified trigger in the securities purchased by the Fund, the Fund generates returns by capturing the difference between the premiums earned and the claims paid on such insurance-linked securities over time. The Fund may also seek to gain exposure to reinsurance contracts by holding shares or notes issued in connection with quota shares (“Quota Share Notes”), which are notes or preferred shares issued by a special purpose vehicle whose performance is tied to underlying reinsurance transaction(s).
Because most event-linked bonds and Quota Share Notes are unrated, a substantial portion of the Fund’s assets will typically be invested in unrated securities determined by the Adviser to be of comparable quality to below-investment-grade securities (commonly referred to as “junk bonds”).
The Fund may invest in insurance-linked securities directly, through the use of derivatives (including options, futures contracts and swaps) or by investing in Class I Shares of the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “Reinsurance Fund”), which is also managed by the Adviser. The Fund does not pay the Adviser a management fee on assets that are invested in the Reinsurance Fund. As a shareholder of the Reinsurance Fund, the Fund will be subject to its ratable share of the Reinsurance Fund’s expenses, including its advisory and administration expenses.
2.	Market Risk Transfer
Market risk transfer seeks to generate returns by selling options on asset prices. It can be thought of as selling “market insurance” to counterparties who need protection from changes in the market price of various assets. For instance, an airline may not be able to bear the risk of fuel prices rising and may pay to transfer that risk to a party who can; likewise, a farmer may not be able to bear the risk of crop prices falling and may pay to transfer that risk to a party who can. Options can provide the buyer with protection from these price movements.
For example, an option buyer typically pays a premium to an option seller, such as the Fund, that is priced based on the market’s collective expectation of the price risk of the underlying asset (i.e., how much the price of the underlying asset will move). By selling options, the Fund is generally paid an upfront premium to bear a risk that its counterparty seeks to transfer. The Fund seeks to benefit over the long term from the difference between the amount of premium received for selling options (i.e., taking on the risk of a larger-than-expected move in the price of the underlying asset) and the level of losses realized on those options as a result of asset price movements. In other words, the Fund generally acts as a provider of risk transfer services, taking in premiums in exchange for bearing losses when unexpectedly large events occur. There can be no assurance that the Fund’s returns from selling options will be positive.
The Fund generally pursues this strategy by entering into exchange-traded or over‑the‑counter (“OTC”) derivative contracts related to various asset classes, such as energy, agriculture, livestock or foreign currencies. The Fund may enter into a variety of derivative contracts, including put and call options, futures contracts and options on futures contracts. This universe of asset classes and instruments is subject to change under varying market conditions and as these asset classes and instruments evolve over time.
3.	Style Premium Investing
Style premium investing involves identifying the characteristics, or “styles,” of assets historically associated with higher average returns. The strategy purchases assets with higher exposure to such characteristics and may short assets with lower exposure to such characteristics. (“Shorting” an asset means that the Fund sells an asset it does not own to a third party by paying a premium to borrow the asset with the intention of purchasing it later at a lower price.)
Within certain styles, the Fund may pursue this strategy by establishing only long exposure or only short exposure to a given asset class from time to time. In other styles, the Fund will establish both long and short positions, seeking to earn a return from the difference in performance between the long and short positions rather than from the directional price movement of the asset class.
The Fund may pursue this strategy across asset classes, including commodities, foreign currencies (including emerging markets foreign currencies), and global equities or debt securities (including emerging markets equities or debt securities) of any market capitalization, including small companies that are considered “mid‑cap,” “small‑cap” or “micro‑cap” companies. The styles the Fund pursues include:
•
Value: The Value style prefers assets that are cheap relative to fundamentals over those that are expensive relative to fundamentals. In equities, for instance, stocks whose market value is low relative to their book value may be considered value stocks.

•	Momentum: The Momentum style prefers assets that have performed well recently over those that have performed poorly recently on an absolute or relative basis.
•	Carry: The Carry style prefers assets with higher yields over those with lower yields. In equities, for example, stocks with higher dividend yields may be considered to have higher carry.
The Fund may implement this strategy by purchasing and shorting assets directly or through derivatives such as exchange-traded futures contracts or OTC forwards or swaps. The Fund may purchase and sell foreign currency options and foreign currency futures contracts and related options and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through deliverable and non‑deliverable forward foreign currency exchange contracts (“currency forward contracts”).

4.	Alternative Lending
Alternative lending, which is sometimes referred to as marketplace lending, is a method of financing in which an alternative lending platform facilitates the borrowing and lending of money while generally not relying on deposits for capital to fund loans. It is considered an alternative to more traditional loan financing done through a bank. There are several different models of alternative lending but, very generally, an “alternative lending platform” is a lending marketplace, lender or other intermediary that is not a traditional lender that typically matches consumers, small or medium‑sized businesses or other types of borrowers with investors that are interested in gaining investment exposure to the loans made to such borrowers.
The Adviser, as part of its portfolio construction process, performs diligence on the platforms from which the Fund purchases alternative lending-related securities in order to evaluate both the process by which each platform extends or sources loans and provides related services and the characteristics of the overall portfolio of loans made available through that platform. The Fund generally purchases a portfolio of loans from a particular platform that meet certain criteria (such as maturities and durations, borrower and loan types, borrower credit quality and geographic locations of borrower) and that provide broad exposure to the loan originations or sourcing of that particular platform.
The Fund seeks returns by buying and selling consumer, student and small-business loans originated through or sourced by alternative lending platforms. By investing in these loans and other investments, the Fund is accepting the risk that some borrowers will not repay their loans, in exchange for the returns associated with the receipt of interest payments and repayment of principal by those that do. For example, a consumer or small business borrower typically pays a premium (interest) to a lender in exchange for use of the lender’s capital (the amount of the borrowing) for a pre‑determined amount of time. The Fund seeks to benefit over the long term from the difference between the amount of interest and principal received and losses experienced, but there can be no assurance that the return on the Fund’s investments will be positive at any time or on average and over time.
Alternative lending-related securities typically provide the Fund with exposure to loans originated or sourced by alternative lending platforms. The Fund invests primarily in securities issued by special purpose entities that hold whole loans, fractional loans or loan participations (“asset-backed securities”), which provide the Fund with exposure to a pool of whole loans originated or sourced by one or more alternative lending platforms and represents the right of the holder to receive specified distributions in respect of such whole loans. The Fund also may buy and sell whole loans directly or invest in other types of alternative lending-related securities, which include:
•
shares, certificates, notes or other securities representing the right to receive principal and interest payments due on fractions of whole loans or pools of whole loans (including “member-dependent payment notes” issued by some public U.S. platforms, which we refer to as “fractional loans” herein);

•	direct participations in whole loans originated by alternative lending platforms (which we refer to as “loan participations”), which are typically issued by a bank or other financial institution;
•	securities issued by special purpose entities that hold mortgages (“mortgage-backed securities”); and
•	derivative instruments (which may include options, swaps or other derivatives) that provide exposure to any of the investments the Fund may make directly.
All or substantially all of the alternative lending-related securities in which the Fund invests are “restricted” securities, which means that they are subject to legal and/or contractual restrictions on transfer. Thus, there is generally a limited secondary market available for many of the alternative-lending related securities in which the Fund invests.
In implementing the Fund’s investment strategy, the Adviser has broad discretion to invest in alternative lending-related securities of different types and relating to a variety of borrower types and geographic regions (including regions inside and outside the U.S.). The Adviser seeks to invest in alternative lending-related securities through platforms that operate in (and that originate or source loans to borrowers located in) the U.S., and may in the future seek to gain exposure to other geographic regions. Within each region and borrower type, the Adviser has broad discretion to make investments that provide the Fund with a variety of exposures, including to borrower creditworthiness, lines of business and loan purpose.
The Adviser does not purchase or sell alternative lending-related securities for the Fund’s portfolio based on an analysis of specific borrowers’ abilities to repay their loans or other criteria specific to individual investments. Instead, the Adviser seeks to identify alternative lending platforms that provide the Fund with broad exposure to the risk and return characteristics of loans from a variety of geographic regions and representing a variety of different borrower types for a variety of purposes.
The alternative lending-related securities in which the Fund invests (or, in the case of asset-backed securities, the loans that back them) typically are not rated by a nationally recognized statistical rating organization and may be determined by the Adviser to be of comparable quality to below-investment-grade securities (commonly referred to as “junk bonds”).
The Fund may invest in alternative lending-related securities directly or through the use of derivatives (including swaps that provide exposure to alternative lending-related securities).
5.	Single Family Real Estate
The Fund intends to invest in single family rental investments primarily in the form of debt instruments secured by single family rental properties, including:
First Mortgage Loans. First mortgage loans are loans that are generally made to the owner of a property or a pool of properties and have the highest priority to claims on the collateral securing the loans in foreclosure. First mortgage loans generally provide for a higher recovery rate and lower default rate than other debt positions due to the lender’s favorable control features and place in the capital structure, which control features at times may mean control of the entire capital structure.
Subordinate Mortgage Loans. Subordinate mortgage loans are loans that are generally made to the owner of a property or a pool of properties and have a lower priority to claims on the collateral. Investors in subordinate mortgages are compensated for the increased risk from a pricing perspective, typically through a higher interest rate (as compared to first mortgage loans), but still benefit from a direct lien on the related property. Investors typically receive principal and interest payments at the same time as senior debt unless a default occurs, in which case these payments are made only after any senior debt is repaid in full.
Mezzanine Loans. Mezzanine loans are a type of subordinate loan in which the loan is secured by one or more direct or indirect ownership interests in an entity that directly or indirectly owns real estate. Investors in mezzanine loans are compensated for the increased credit risk from a pricing perspective, typically through a higher interest rate (as compared with first mortgage loans), but still benefit from the right to foreclose on its collateral, in many instances more efficiently than first mortgage loans. Upon a default by the borrower under a mezzanine loan, the mezzanine lender generally can take control of the property-owning entity on an expedited basis, subject to the rights of the holders of debt senior in priority on the property.
These debt instruments typically are not rated by a nationally recognized statistical rating organization and may be determined by the Adviser to be of comparable quality to below-investment-grade securities (commonly referred to as “junk bonds”). The Fund will not invest in subprime mortgage loans or securities backed by subprime mortgage loans. The Fund may purchase such debt instruments individually or may invest in asset-backed securities issued by special purpose entities that hold any of the foregoing types of debt instruments secured by single family rental properties.
The Adviser, as part of its portfolio construction process, performs extensive due diligence on transactions that the Adviser proposes to enter into on behalf of the Fund. Although the Fund may pursue investments through a wide array of sources, a large proportion of the Fund’s single family real estate portfolio may consist of debt instruments obtained from or through a small number of real estate operators or lenders, potentially giving the Fund high exposure to the potential benefits and risks associated with those operators or lenders.
6.	Bitcoin
Bitcoin is a digital asset, the ownership and behavior of which are determined by participants in an online, peer‑to‑peer network that connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network, commonly referred to as the Bitcoin protocol. The value of bitcoin, like the value of other digital assets, is not backed by any government, corporation or other identified body. Ownership and the ability to transfer or take other actions with respect to bitcoin is protected through public‑key cryptography. The supply of bitcoin is constrained formulaically by the Bitcoin protocol instead of being explicitly delegated to an identified body (e.g., a central bank or corporate treasury) to control. Units of bitcoin are treated as fungible. Bitcoin and certain other types of digital assets are sometimes referred to as digital currencies or cryptocurrencies. No single entity owns or operates the Bitcoin network, the infrastructure of which is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin protocol and the software that enforces the protocol and (3) users who choose what Bitcoin software to run. Bitcoin was released in 2009 and, as a result, there is relatively little data on its long-term investment potential. Bitcoin is not backed by a government-issued legal tender or other assets or currency.
The Fund intends to sell at‑the‑money or out‑of‑the‑money put options on bitcoin futures contracts and bitcoin futures ETFs. A put option is a contract that, in the case of a physically settled put option, entitles the purchaser to receive from the seller a fixed price (the “strike price” of the put option) in exchange for the underlying reference instrument (the “Underlying Reference”) on or before the expiration date of the option and, in the case of a cash-settled put option, entitles the purchaser to receive a cash payment equal to the amount of any depreciation in the value of the Underlying Reference below a fixed price (the “strike price” of the put option) as of the exercise date of the option. The strike price of the put options the Fund sells will be at or below the current price of the underlying bitcoin futures contract or bitcoin futures ETF when the options are sold. The options on bitcoin futures contracts and bitcoin futures ETFs sold by the Fund are exchange-traded.
The Fund intends to sell cash-settled put options on bitcoin futures contracts and physically settled put options on bitcoin futures ETFs. This means that if the market price of the relevant underlying asset (bitcoin futures contracts or bitcoin futures ETF shares) is above the strike price at expiration, the option expires unexercised, in which case the Fund retains the premium it collected when it sold the option and has no further obligations. In the reverse scenario, if the price of the relevant underlying asset is below the strike price at expiration, the option buyer has the right to exercise the option and to require the Fund to pay the option buyer an amount in cash equal to the difference between the strike price and the market value of the underlying asset, in the case of put options on bitcoin futures contracts, or an amount of cash equal to the strike price in exchange for receiving shares of the relevant bitcoin futures ETF, in the case of put options on bitcoin futures ETF shares, which would result in a loss to the Fund to the extent that such payment exceeds the value of the premium the Fund received for the option.
Bitcoin futures ETFs are investment companies or special purpose trusts that invest in bitcoin futures contracts and are typically designed to provide investment results that generally correspond on a direct basis to the performance of the price of bitcoin futures contracts. If such options are exercised, the Fund will receive shares of the relevant bitcoin futures ETF in exchange for paying the strike price of such options. Bitcoin futures ETFs are listed on an exchange and trade in the secondary market on a per‑share basis. The Fund may trade individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.
When the Fund sells put options on bitcoin futures contracts or bitcoin futures ETFs, it is typically required to post collateral, or “initial margin,” to secure its payment or delivery obligations. The Fund then pays or receives margin periodically during the term of the derivative depending on changes in value of the derivative. Because the Fund sells exchange-listed put options on bitcoin futures contracts and bitcoin futures ETFs, the Fund posts margin for such options directly to a broker or futures commission merchant (“FCM”). Significant market movements may result in the Fund being required to post comparatively large initial or ongoing margin amounts with counterparties and may require that the Fund post additional margin on short time frames, potentially requiring the Fund to sell other assets at inopportune times and/or to close derivatives positions prematurely, either of which could cause the Fund to suffer losses.
Bitcoin, options on bitcoin futures contracts and options on bitcoin futures ETFs have historically generally exhibited high price volatility relative to more traditional asset classes.
The Fund may also seek exposure to the price of bitcoin by investing in other pooled investment vehicles, such as bitcoin futures ETFs or other registered or private funds, that invest in bitcoin directly or indirectly through bitcoin futures contracts. The Fund’s investments in such pooled investment vehicles may range from 0‑10% of the Fund’s net assets.
Borrowing and Leverage
The Fund may obtain leverage through borrowings in seeking to achieve its investment objective. The Fund’s borrowings, which would typically be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest.
The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This means that the value of the Fund’s total indebtedness may not exceed one‑third of the value of its total assets (including such indebtedness). The Fund also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed above. Under Rule 18f‑4 of the 1940 Act (“Rule 18f‑4”), most investments or trading practices that involve contractual obligations to pay in the future are considered to be derivatives, and are therefore subject to a value‑at‑risk (“VaR”) test and corresponding limits set forth in the rule..
Leverage can have the effect of magnifying the Fund’s exposure to changes in the value of its assets and may also result in increased volatility in the Fund’s net asset value (“NAV”). This means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund owned its assets on an unleveraged basis. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent that the Fund is exposed to leverage.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment. The Fund is subject to the principal risks noted below, whether through the Fund’s direct investments, investments by the Subsidiaries, investments by the Reinsurance Fund or other pooled investment vehicles or derivatives positions.
The Fund’s shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.
The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.
Insurance-Linked Securities Risk. The principal risk of an investment in an insurance-linked security is that a triggering event(s) (e.g., (i) natural events, such as a hurricane, tornado or earthquake of a particular size/magnitude in a designated geographic area; or (ii) non‑natural events, such as large aviation disasters) will occur, and as a result the Fund will lose all or a significant portion of the principal it has invested in the security and the right to additional interest payments with respect to the security. If multiple triggering events occur that impact a significant portion of the portfolio of the Fund, the Fund could suffer substantial losses and an investor will lose money. Event-linked or catastrophe bonds carry large uncertainties and major risk exposures to adverse conditions. A substantial amount of the Fund’s assets will be invested in insurance-linked securities tied to natural events and/or non‑natural disasters and there is inherent uncertainty as to whether, when or where such events will occur. There is no way to accurately predict whether a triggering event will occur and, because of this significant uncertainty, insurance-linked securities carry a high degree of risk.
Commodities Risk. The market price of the commodities instruments to which the Fund is exposed can be extremely volatile and may be adversely affected by changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity. Examples include livestock disease, embargoes, tariffs, and international developments. Therefore, the Fund’s exposure to the commodities markets can cause the NAV of the Fund to decline or fluctuate in a rapid and unpredictable manner.
Currency Risk. The value of currencies to which the Fund is exposed can be volatile and fluctuate as a result of changes in overall market movements, real or perceived inflationary trends, stock market volatility, changes in interest rates, population growth and changing demographics, or factors affecting a particular country or region. Liquidity may be limited for certain currency derivatives, which may impair the ability to buy or sell such derivatives. The Fund’s exposure to currency markets can cause the NAV of the Fund to decline or fluctuate. These risks are heightened for emerging markets currencies because, compared to the U.S. or to foreign developed markets, emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation and higher likelihood of societal unrest.
Market Risk; Equity Investing Risk. The value of certain of the Fund’s investments, including investments relating to indices or individual securities, is subject to market risk. Market risk is the risk that the value of equity and other securities (including securities that make up an index underlying derivatives contracts entered into by the Fund) to which the Fund is exposed will fall due to general market or economic conditions. Market conditions may affect certain types of securities or indices to a greater extent than other types. If the value of securities (including securities that make up indices underlying derivatives contracts entered into by the Fund) to which the Fund is exposed decreases, the performance of the Fund will be negatively impacted, and your investment in the Fund may lose money.
The Fund may invest in companies of any market capitalization, including small companies that are considered “mid‑cap,” “small‑cap” or “micro‑cap” companies. Securities of smaller companies are often less liquid than those of larger companies. This could make it difficult to sell a smaller company security at a desired time or price. In general, smaller companies are also more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. As a result, prices of smaller company securities may fluctuate more than those of larger companies. Historically, securities of smaller companies have been more volatile in price than securities of larger companies.
Although equities and equity indices have historically generated higher average returns than debt securities and indices over the long term, equities and equity indices also have experienced significantly more volatility in returns. These risks are heightened for emerging markets securities because, compared to the U.S. or to foreign developed markets, emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk and higher likelihood of societal unrest.
Additionally, the Fund’s performance may be negatively impacted by current market factors such as the ongoing conflict between Russia and Ukraine, global supply chain issues, rising energy prices and inflation and other impacts from the COVID‑19 outbreak.
Derivatives Risk. The Fund invests in a variety of derivatives, including put and call options, futures contracts, options on futures contracts, forward contracts, swaps and other exchange-traded and OTC derivatives contracts. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Derivatives are financial contracts the value of which depends on, or is derived from, the Underlying Reference. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the Underlying Reference they are designed to track. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by the Fund. The Fund’s use of derivatives may not be effective or have the desired results.
Derivatives in which the Fund may invest may have embedded leverage (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position). As a result, adverse changes in the value or level of the Underlying Reference may result in a loss substantially greater than the amount invested in the derivative itself (see “Borrowing and Leverage Risk” below).
When entering into derivatives transactions, the Fund is typically required to post margin. Significant market movements may result in the Fund being required to post comparatively large initial or ongoing margin amounts with counterparties and may require that the Fund post additional margin on short time frames, potentially requiring the Fund to sell other assets at inopportune times and/or to close derivatives positions prematurely, either of which could cause the Fund to suffer losses.
Rule 18f‑4 provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. As required by Rule 18f‑4, the Fund has adopted and implemented a derivatives risk management program to govern its use of derivatives and appointed a derivatives risk manager who conducts periodic reviews of the program. The Fund’s derivatives risk management program includes policies and procedures that are reasonably designed to manage the Fund’s derivatives risks. In accordance with Rule 18f‑4, most investments or trading practices that involve contractual obligations to pay in the future described above under “Borrowing and Leverage” are considered to be derivatives and are therefore subject to a value‑at‑risk (“VaR”) test and corresponding limits set forth in Rule 18f‑4. Under Rule 18f‑4 of the 1940 Act, the Fund has the option to either treat reverse repurchase agreements and other similar financing transactions as (1) senior securities under Section 18 of the 1940 Act, in which case they would be subject to the 300% asset coverage requirement described above, or (2) derivatives subject to the VaR test imposed by Rule 18f‑4. As of the date of this prospectus, the Fund has elected to treat reverse repurchase agreements and other similar financing transactions as derivatives subject to the VaR test imposed by Rule 18f‑4, but it may change that election in the future. Rule 18f‑4 may restrict the Fund’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which may adversely affect the value or performance of the Fund.
Style Risk. Investing in or having exposure to style premiums involves the risk that the relevant style premium will not provide the return anticipated by the Adviser. Assets that exhibit style premiums, such as value, momentum, or carry, may perform differently from the market as a whole, and there may be periods, including extended periods, during which any particular style premium may underperform the market, lose money, or both, which could cause the Fund to underperform or to lose money.
Reinsurance Fund Investment Risk. To the extent the Fund invests in the Reinsurance Fund, the Fund is indirectly exposed to all of the risks associated with an investment in such fund, including the risk that the Reinsurance Fund will not perform as expected. Because the Fund bears the fees and expenses of the Reinsurance Fund, any increase in the fees and expenses of the Reinsurance Fund will increase the Fund’s total expenses. To the extent the Reinsurance Fund has high portfolio turnover, it may incur higher transaction costs, which may adversely affect performance and may produce increased taxable distributions.
Default Risk. The Fund has exposure and may, without limitation, continue to have exposure to securities that are rated below investment grade or that are unrated but are judged by the Adviser to be of comparable quality. Below-investment-grade debt securities, which are commonly called “junk bonds,” are rated below BBB‑ by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc., or have comparable ratings by another rating organization. Accordingly, certain of the Fund’s unrated investments could constitute a highly risky and speculative investment, similar to an investment in “junk bonds.”
The value of the Fund’s investments in whole loans and other alternative lending-related securities, as well as the Fund’s single family real estate investments, is dependent on the borrowers’ continued and timely payments. If a borrower fails to make interest payments or repay principal when due on a loan in which the Fund has investment exposure, or if the value of such a loan decreases, the value of the Fund’s investments will be adversely affected. There can be no assurance that payments due on underlying loans or single family real estate debt investments will be made.
Default rates on loans may be adversely affected by a number of factors outside the Fund’s control, such as economic downturns or general economic or political conditions, including prevailing interest rates, the rate of unemployment, the level of consumer confidence, residential real estate values, the value of the various currencies, energy or gasoline prices, changes in consumer spending, the number of personal bankruptcies, insolvencies, disruptions in the credit markets, the borrower’s personal circumstances, the stigma of personal bankruptcy and other factors. For example, the share of alternative lending-related securities that have been placed in forbearance or otherwise modified or that are in default increased substantially as a result of the economic disruption caused during the height of the COVID‑19 outbreak in the United States and the other countries in which the Fund invests. The spread and duration of future COVID‑19 outbreaks, including that of other virus variants may cause similar adverse impacts to alternative lending-related securities.
Many of the Fund’s alternative lending and single family real estate investments are associated with loans that are unsecured obligations of borrowers. This means that they are not secured by any collateral, not insured by any third party, not backed by any governmental authority in any way and, except in the case of certain loans to businesses, not guaranteed by any third party. When a borrower defaults on an unsecured loan, the holder’s only recourse is generally to accelerate the loan and enter into litigation to recover the outstanding principal and interest. There is no assurance that such litigation would result in full repayment of the loan and the costs of such measures may frequently exceed the outstanding unpaid amount of the borrowing. Even if a loan to which the
Fund is exposed is secured, there can be no assurance that the collateral will, when recovered and liquidated, generate sufficient (or any) funds to offset any losses associated with a defaulting loan.
Asset-Backed Securities Risk. The Fund’s investments in pass-through certificates, securitization vehicles or other special purpose entities that hold alternative lending-related securities, mortgages, mezzanine debt or mortgage-backed securities (collectively, “asset-backed securities”) may involve risks that differ from or are greater than risks associated with other types of investments. The rate of pre‑payments on underlying assets will affect the price and volatility of an asset-backed security, may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase, and may lower its return. The asset-backed securities in which the Fund invests are also subject to risks associated with their structure, with the nature of the underlying assets and with the servicing of those assets. The value of an investment in the Fund may be more volatile and other risks tend to be compounded if and to the extent that the Fund is exposed to asset-backed securities. In addition, when investing in asset-backed securities, the Fund will indirectly bear additional fees and expenses, such as trustee or administrator fees, that it would not bear if it invested directly in the assets underlying the asset-backed securities, which may cause the Fund’s performance to be lower than if it had invested directly in such underlying assets.
Alternative Lending Platform Risk. As discussed in more detail in “Default Risk” the Fund receives payments on whole loans or securities representing the right to receive principal and interest payments due on loans only if the platform servicing the loans receives the borrower’s payments on such loans and passes such payments through to the Fund. If a borrower is unable or fails to make payments on a loan for any reason, the Fund may be greatly limited in its ability to recover any outstanding payments due. The Fund may have limited knowledge about the underlying loans and is dependent upon the platform for information regarding such underlying loans. Although the Fund conducts diligence on the platforms, the Fund generally does not have the ability to independently verify the information provided by the platforms, other than payment information regarding loans and other alternative lending-related securities owned by the Fund, which the Fund observes directly as payments are received. Some investors, including the Fund, may not review the particular characteristics of the loans in which they invest at the time of investment, but rather negotiate in advance with platforms the general criteria of the investments, as described above. As a result, the Fund is dependent on the platforms’ ability to collect, verify and provide information to the Fund about each loan and borrower.
Real Estate Investment Risk Generally. The Fund is subject to risks typically associated with real estate, including (1) changes in global, national, regional or local economic, demographic or capital market conditions; (2) future adverse national real estate trends, including increasing vacancy rates, declining rental rates and general deterioration of market conditions; and (3) lack of liquidity inherent in the nature of the assets. Many of these factors are beyond the control of the Fund. Any negative changes in these factors could affect the Fund’s performance and its ability to meet its obligations and make distributions to shareholders.
Subordinated Real Estate Loan Risk. The Fund may acquire or originate subordinated real estate loans secured by single family rental properties, including mezzanine loans in the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning such properties or the entity that owns the interest in the entity owning such properties. In the event a borrower defaults on a subordinated loan and lacks sufficient assets to satisfy such loan, the Fund may suffer a loss of principal or interest. In the event a borrower declares bankruptcy, the Fund may not have full recourse to the assets of the borrower, or the assets of the borrower may not be sufficient to satisfy the loan. If a borrower defaults on a loan owned by the Fund or on debt senior to such loan, or in the event of a borrower bankruptcy, such loan will be satisfied only after the senior debt is paid in full. These types of investments may become unsecured as a result of foreclosure by the senior lender.
Bitcoin Market and Volatility Risk. The value of bitcoin is subject to market risk. Market risk is the risk that the value of bitcoin will fall, which could occur due to general market or economic conditions or other factors. Bitcoin has historically exhibited higher price volatility than more traditional asset classes. For instance, the two largest historical drawdowns were during the period from June 8, 2011 to November 18, 2011 and the period from December 17, 2017 to December 14, 2018, when bitcoin experienced a decline of roughly 93% and 84%, respectively. In addition, the Fund’s performance may be adversely impacted by industry-wide developments beyond its control, including the fallout from the recent insolvency proceedings of digital asset market participants such as digital asset exchange FTX Trading Ltd., et al. (and its affiliated hedge fund Alameda Research LLC), digital asset hedge fund Three Arrows Capital and digital asset lenders Celsius Network LLC, et al., Voyager Digital Ltd., et al. and BlockFi Inc. Although the Fund has no exposure to any of these market participants, the price of bitcoin and therefore the Fund may be negatively impacted by unfavorable investor sentiment resulting from these recent developments in the broader digital asset industry.
The value of bitcoin and, therefore, of the Fund’s bitcoin strategy, could decline rapidly, including to zero, which would adversely affect the Fund’s NAV per share.
Bitcoin Adoption Risk. The further development and acceptance of the Bitcoin network, which is part of a new and rapidly changing industry, is subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development or acceptance of the Bitcoin network may adversely affect the price of bitcoin and therefore cause the Fund to suffer losses.
The growth of this asset class is subject to a high degree of uncertainty, and the factors affecting its further development, include, but are not limited to, the continued growth or possible reversal in the adoption of bitcoin, government regulation over bitcoin, the maintenance and development of the Bitcoin network, the availability and popularity of other mediums of exchange for buying and selling goods and services and consumer or public perception of bitcoin specifically or other digital assets generally. Currently, there is relatively limited use of bitcoin in the retail and commercial marketplace in comparison to relatively extensive use as a store of value, thus contributing to price volatility (meaning prices may fluctuate widely) that could adversely affect the Fund.
Bitcoin Cybersecurity Risk. Cybersecurity exploitations or attacks against the Bitcoin protocol and of entities that custody or facilitate the transfers or trading of bitcoin could result in a significant theft of bitcoin. This could directly impact pooled investment vehicles that invest in spot bitcoin (e.g., if bitcoin were stolen from such vehicles) and could more generally lead to a loss of public confidence in bitcoin, which could lead to a decline in the value of bitcoin and, as a result, adversely impact the Fund’s bitcoin strategy.
Additionally, if a malicious actor or botnet (i.e., a volunteer or hacked collection of computers controlled by networked software coordinating the actions of the computers) obtains control of more than 50% of the processing power of the Bitcoin network, such actor or botnet could alter the blockchain and adversely affect the value of bitcoin, which would adversely affect the Fund.
Bitcoin Futures ETF Risk. The values of bitcoin futures ETFs (and therefore of options on bitcoin futures ETFs) are subject to change as the values of the bitcoin futures ETFs’ component assets (i.e., bitcoin futures contracts) fluctuate due to market volatility. Bitcoin futures ETFs may trade in the secondary market at a premium to or discount from their NAVs, and the Fund may purchase or sell shares of bitcoin futures ETFs at prices above or below such NAVs. Because the market price of ETF shares depends in part on the demand in the market for the shares, as well as on the value of the ETF’s component assets, and because the market price of ETF shares is subject to tracking error, the market price of a bitcoin futures ETF may be more volatile than the underlying bitcoin futures contracts in which the bitcoin futures ETF invests. In addition, the Fund may not be able to liquidate bitcoin futures ETF holdings at the time or price desired, which may adversely impact Fund performance. Furthermore, there may be times when the exchange halts trading, in which case the Fund would be unable to sell them until trading is resumed.
In addition, futures exchanges may limit the amount of fluctuation permitted in the price of bitcoin futures contracts during a single trading day. Once the daily limit (up or down) has been reached in a bitcoin futures contract subject to the limit, no more trades may be made on that day at a price above or below that limit, which may prevent a bitcoin futures ETF from trading its futures contracts on that day. If a bitcoin futures ETF in which the Fund invests is unable to trade its bitcoin futures contracts, it will be unable to create or redeem shares, and as a result the bitcoin futures ETF’s market price may deviate significantly from its NAV. This could increase the volatility of the market price of the relevant bitcoin futures ETF. If this were to occur at a time that the Fund wished to sell shares of that bitcoin futures ETF, the Fund could incur a loss on such sale or the Fund’s bitcoin strategy could underperform the performance of bitcoin futures contracts generally if the market price of the relevant bitcoin futures ETF is less than its NAV.
Private Fund Risk. The Fund’s investments in private funds that invest in bitcoin are subject to the bitcoin-related risks described herein. In addition, such private funds are subject to risk with respect to the custody of their bitcoin holdings. As an investor in a private fund, the Fund will generally have no right or power to take part in the management of the fund, and no assurance can be given that the fund will be successful in achieving its investment objective. Private funds that invest in bitcoin are generally not registered investment companies under the 1940 Act, the 1933 Act or any state securities laws, and therefore, investors (like the Fund) will not benefit from the same protections and restrictions afforded under such laws. The Fund will also be subject to management fees and other expenses for its investments in private funds. Many such fees and expenses will generally be paid regardless of whether the private fund produces positive investment returns, and if the relevant private fund does not produce significant positive returns, these fees and expenses could cause an investor like the Fund to recover less than its initial investment at the time of the private fund’s dissolution.
Correlation Risk. Correlation risk is the risk that the expected correlation of a set of investments may differ from the realized correlation of such investments. If the Fund’s strategies were to be more correlated to each other than expected (i.e., they increase or decrease in value more in tandem than expected), the Fund’s returns could be more volatile than if the strategies were less correlated. Likewise, within a particular investment strategy, if the investments were more correlated than expected, that particular strategy could be more volatile than if the investments were less correlated. This risk may be increased during periods of market stress, such as during economic downturns or disruptions. If the Fund’s strategies were to be highly correlated to each other, especially, during a period of market stress, they could decrease in value at the same time, which could result in increased losses to the Fund.
Illiquidity and Restricted Securities Risk. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like without significantly changing the market value of the investment. The Fund’s investments in whole loans will generally be treated as illiquid, and certain other of the Fund’s investments may be treated as illiquid. The Fund may invest at the time of purchase up to 15% of its net assets in illiquid securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible that investing in the Fund may result in a loss of some or all of the amount invested.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by comparing the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future performance. Performance data current to the most recent month end may be obtained by calling (855) 609‑3680.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by comparing the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 609‑3680
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter (as of December 31, 2022)	Worst Quarter (as of December 31, 2022)
Q4 2022 6.55%	Q3 2022 (2.46)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on your situation and may differ from those shown. Furthermore, the after‑tax returns shown are not relevant to those who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown for Class I Shares only. After‑tax returns for Class J Shares will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are shown for Class I Shares only. After‑tax returns for Class J Shares will differ. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on your situation and may differ from those shown. Furthermore, the after‑tax returns shown are not relevant to those who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Stone Ridge Diversified Alternatives Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.78%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.79%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
(Fee Waiver and/or Expense Reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[4]
Total Annual Fund Operating Expenses After (Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	2.11%
1 Year	rr_ExpenseExampleYear01	$ 214
3 Years	rr_ExpenseExampleYear03	721
5 Years	rr_ExpenseExampleYear05	1,254
10 Years	rr_ExpenseExampleYear10	2,714
1 Year	rr_ExpenseExampleNoRedemptionYear01	214
3 Years	rr_ExpenseExampleNoRedemptionYear03	721
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,254
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,714
2021	rr_AnnualReturn2021	10.61%
2022	rr_AnnualReturn2022	2.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.46%)
One Year	rr_AverageAnnualReturnYear01	2.03%
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2020
Stone Ridge Diversified Alternatives Fund | Class J
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.78%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.09%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%
(Fee Waiver and/or Expense Reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[4]
Total Annual Fund Operating Expenses After (Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	2.41%
1 Year	rr_ExpenseExampleYear01	$ 244
3 Years	rr_ExpenseExampleYear03	811
5 Years	rr_ExpenseExampleYear05	1,404
10 Years	rr_ExpenseExampleYear10	3,011
1 Year	rr_ExpenseExampleNoRedemptionYear01	244
3 Years	rr_ExpenseExampleNoRedemptionYear03	811
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,404
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,011
Stone Ridge Diversified Alternatives Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2020
Stone Ridge Diversified Alternatives Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2020
Stone Ridge Diversified Alternatives Fund | ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.47%
Since Inception	rr_AverageAnnualReturnSinceInception	0.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2020

[1]
The Fund’s Management Fee is “bifurcated” as follows: an annual rate of 0.00% of the Fund’s average daily net assets invested in any fund advised by the Adviser, and 1.50% of the Fund’s average daily net assets invested in other investments.

[2]	Other Expenses have been restated and are based on estimated amounts for the Fund’s current fiscal year.
[3]	Reflects the Fund’s allocable share of the advisory fees and other expenses of the funds in which the Fund invests.
[4]
Through February 28, 2024, the Adviser (defined below) has contractually agreed to pay or otherwise bear operating and other expenses of each class of the Fund (including organizational and offering expenses, but excluding the Fund’s investment management fee, financial intermediary fees and expenses (including shareholder servicing fees and expenses, sub‑transfer agency servicing fees and expenses and fees and expenses for custodial services rendered to shareholders), brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest payments on borrowed funds, loan servicing fees, loan collection and administration fees and expenses; interest and commitment fees; short dividend expense; acquired fund fees and expenses; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”)) solely to the extent necessary to limit the Total Annual Fund Operating Expenses, other than Excluded Expenses, of the applicable Class to 0.40% of the average daily net assets attributable to such class of shares. The Adviser shall be entitled to recoup in later periods expenses attributable to a class that the Adviser has paid or otherwise borne to the extent that the expenses for such class of shares (including organizational and offering expenses, but excluding Excluded Expenses) after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual reimbursement and (ii) the annual expense limitation rate in effect at the time of the recoupment; provided that the Adviser shall not be permitted to recoup any such expenses beyond three years from the end of the month in which such expense was reimbursed. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) and the consent of the Adviser.